GOODWILL AND INTANGIBLE ASSETS - INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 252,357,677	$ 189,802,136
Ending balance	978,915,457	252,357,677
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	274,212,043	197,940,000
Ending balance	1,051,478,782	274,212,043
Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(21,854,366)	(8,137,864)
Amortization	50,708,959	13,716,502
Ending balance	(72,563,325)	(21,854,366)
Licences/permits
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	94,620,386	21,116,846
Ending balance	935,265,386	94,620,386
Licences/permits | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	97,172,043	22,000,000
Ending balance	999,833,782	97,172,043
Licences/permits | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,551,657)	(883,154)
Amortization	40,247,931	1,668,503
Ending balance	(64,568,396)	(2,551,657)
Right-to-use licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	124,851,470	132,988,136
Ending balance	12,592,250	124,851,470
Right-to-use licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	139,650,000	138,550,000
Ending balance	13,255,000	139,650,000
Right-to-use licenses | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(14,798,530)	(5,561,864)
Amortization	7,633,028	9,236,666
Ending balance	(662,750)	(14,798,530)
Host community agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	31,261,649	33,594,982
Ending balance	29,911,649	31,261,649
Host community agreements | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	35,000,000	35,000,000
Ending balance	36,000,000	35,000,000
Host community agreements | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(3,738,351)	(1,405,018)
Amortization	2,350,000	2,333,333
Ending balance	(6,088,351)	(3,738,351)
Trade name/brand
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,624,172	2,102,172
Ending balance	1,146,172	1,624,172
Trade name/brand | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,390,000	2,390,000
Ending balance	2,390,000	2,390,000
Trade name/brand | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(765,828)	(287,828)
Amortization	478,000	478,000
Ending balance	$ (1,243,828)	$ (765,828)